Expense Example {- Fidelity Sustainable Multi-Asset Fund} - NF_05.31 Fidelity Sustainable Multi-Asset Fund Retail PRO-01 - Fidelity Sustainable Multi-Asset Fund - Fidelity Sustainable Multi-Asset Fund	Feb. 09, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	$ 140